INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	¥ (18,502)	$ (2,606)	¥ (10,877)
Intangible assets, net	23,245	3,274	24,872
Intellectual property rights and others
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	29,428	4,145	26,218
Licensed software
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	¥ 12,319	$ 1,735	¥ 9,531